Property and equipment	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Property and equipment

Property and equipment, recorded at cost, consisted of the following as of June 30, 2015 and March 31, 2015:

	June 30, 2015	March 31, 2015
Computer equipment	$1,419	$1,419
Less: accumulated depreciation	(749)	(631)
Property and equipment, net	$670	$788

The useful life of the computer equipment is 3 years.

Depreciation expense was $118 and $473 for the periods ended June 30, 2015 and March 31, 2015, respectively.

Property and equipment, recorded at cost, consisted of the following as of March 31, 2015 and 2014:

	2015	2014
Computer equipment	$1,419	$1,419
Less: accumulated depreciation	(631)	(158)
Property and equipment, net	$788	$1,261

The useful life of the computer equipment is 3 years.

Depreciation expense was $473 and $158 for the years ended March 31, 2015 and 2014, respectively.